EMPLOYEE BENEFIT LIABILITIES, NET - Changes in the defined benefit obligation and fair value of plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined benefit plans
Balance as of January 1,	$ 1,294	$ 1,390
Current service cost	259	296
Payments	(455)	(142)
Net interest expense	58	36
Total expenses recognized in profit or loss for the period	(138)	190
Actuarial (loss) gain, net	110	(267)
Effect of changes in foreign exchange rates	(10)	(15)
Contributions		(4)
Balance as of December 31,	1,256	1,294
Defined benefit obligation
Defined benefit plans
Balance as of January 1,	1,366	1,474
Current service cost	259	296
Payments	(455)	(142)
Net interest expense	62	38
Total expenses recognized in profit or loss for the period	(134)	192
Actuarial (loss) gain, net	108	(275)
Effect of changes in foreign exchange rates	(10)	(25)
Balance as of December 31,	1,330	1,366
Fair value of plan assets
Defined benefit plans
Balance as of January 1,	(72)	(84)
Net interest expense	(4)	(2)
Actuarial (loss) gain, net	2	8
Effect of changes in foreign exchange rates		10
Contributions		(4)
Balance as of December 31,	$ (74)	$ (72)